Fees Summary	Sep. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,078,000
Previously Paid Amount	0.00
Total Fee Amount	624.34
Total Offset Amount	0.00
Net Fee	624.34
Narrative - Max Aggregate Offering Price	$ 4,078,000
Final Prospectus	true